SHARE-BASED COMPENSATION - Summary of Allocated Share-based Compensation Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	$ 3,689,080	$ 1,439,843
Continuing operations | General and administrative
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	3,697,862	1,079,112
Discontinued operations | Cost of revenue
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	(55,868)	66,229
Discontinued operations | Sales and marketing
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	$ 47,086	263,531
Discontinued operations | Research and development
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense		$ 30,971